Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit (loss) [abstract]
Interest and similar income	£ 11,892	£ 15,456		£ 14,541
Interest and similar expense	(3,770)	(6,049)		(5,479)
Net interest income	8,122	9,407		9,062
Fee and commission income	8,641	9,122		8,893
Fee and commission expenses	(2,070)	(2,362)		(2,084)
Net fee and commission income	6,571	6,760		6,809
Net trading income	7,029	4,235		4,566
Net investment income	13	1,131		585
Other income	31	99		114
Total income	21,766	21,632		21,136
Credit impairment charges	(4,838)	(1,912)		(1,468)
Net operating income	16,928	19,720		19,668
Staff costs	(8,097)	(8,315)		(8,629)
Infrastructure costs	(3,323)	(2,970)		(2,950)
Administration and general expenses	(2,313)	(2,300)		(2,457)
Litigation and conduct	(153)	(1,849)		(2,207)
Total operating expenses	(13,886)	(15,434)		(16,243)
Share of post-tax results of associates and joint ventures	6	61		69
Profit on disposal of subsidiaries, associates and joint ventures	17	10		0
(Loss)/profit before tax	3,065	4,357	[1]	3,494	[1]
Taxation	(604)	(1,003)		(911)
(Loss)/profit after tax	2,461	3,354		2,583
Attributable to:
Equity holders of the parent	1,526	2,461		1,597
Other equity instrument holders	857	813		752
Total equity holders of the parent	2,383	3,274		2,349
Non-controlling interests	78	80		234
(Loss)/profit after tax	£ 2,461	£ 3,354		£ 2,583
Earnings per share
Basic earnings per ordinary share	£ 0.088	£ 0.143		£ 0.094
Diluted earnings per share	£ 0.086	£ 0.141		£ 0.092

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .